1900 K Street, N.W. Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
JAMES V. CATANO JAMES.CATANO@DECHERT.COM +1 202 261 3376 DIRECT +1 202 261 3333 FAX

December 2, 2024

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C., 20549

Re:	Old Westbury Funds, Inc.
Securities Act File No. 033-66528
Post-Effective Amendment No. 88
Investment Company Act File No. 811-07912
Amendment No. 89

Ladies and Gentlemen:

On behalf of Old Westbury Funds, Inc. (the “Company”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 88 to the Company’s Registration Statement pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, and Amendment No. 89 to the Company’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A the (“Amendment”). This filing is being made for the purpose of registering shares of a new series of the Company, Old Westbury Total Equity Fund.

For administrative convenience, this filing includes other series of the Company in the Prospectus and Statement of Additional Information, but the Company believes that the changes made in this Amendment related to those series are not material. On behalf of the Company, we therefore request selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”). In accordance with IC-13768, we, on behalf of the Company, hereby request selective review of the Amendment from the Commission and its Staff limited to the disclosures relating to the new series (Old Westbury Total Equity Fund).

No fees are required in connection with this filing. Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at (202) 261-3376.

Very truly yours,

/s/ James V. Catano
James V. Catano